Financial Data by Segment and Geographic Area - Schedule of Revenue by Country (Detail) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting, Revenue Reconciling Item [Line Items]
Total revenue	$ 546.1	$ 488.4	$ 670.8	$ 623.4	$ 611.6
United States [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total revenue			465.2	432.7	420.0
Canada [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total revenue			203.4	189.0	190.8
Other Country [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total revenue			$ 2.2	$ 1.7	$ 0.8